Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2021 shares
Significant Accounting Policies (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	50.00%
Lion NFT [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	40.00%
Flying Lion [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	30.00%
Royal Lion and Lion DMCC [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	30.00%
Aquarius Sponsor Ltd [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	49.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	three
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	five
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	3,876,481